Common Shares (Details) (USD $)	12 Months Ended
Apr. 30, 2012 Vote
Common shares (Textual) [Abstract]
Number of votes per share	10
Number of votes per share after change in beneficial ownership	1
Minimum percentage of outstanding common shares held by persons or group	10.00%
Value to redeem per right	$ 0.001